Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 825	$ 837
Net Investment income	(29,870)	11,624
Investment income	15,207	15,627
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	7,025	6,230
Gains (losses)	(33,281)	(5,866)
Impairment loss, net	(11)	29
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	312	96
Gains (losses)	111	63
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	545	731
Gains (losses)	(3,618)	3,471
Impairment loss, net	(14)	(3)
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,913	1,709
Gains (losses)	57	133
Provision, net	1	1
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	2,021	1,931
Gains (losses)	335	270
Impairment loss, net	(4)	45
Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	385	366
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	138	77
Provision, net	(4)	(2)
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	452	453
Gains (losses)	(478)	677
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	470	1,050
Gains (losses)	(10,637)	(5,939)
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	26	57
Oil and gas, timber, agriculture and other income	2,846	2,996
Gains (losses)	1,659	3,104
Impairment loss, net	(119)	(55)
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	12,290	11,517
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	3,843	4,180
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(151)	15
Other [Member]
Disclosure of Investment Income [line items]
Investment income	(775)	(85)
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(45,077)	(4,003)
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(32,675)	(5,585)
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(3,602)	3,220
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	58	133
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	336	270
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(471)	696
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1,820	3,076
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(10,543)	(5,813)
FVTPL [Member]
Disclosure of Investment Income [line items]
Net Investment income	(38,737)	1,775
Investment income	6,450	7,364
Realized and unrealized gains (losses) on assets	(45,187)	(5,589)
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	6,221	5,645
Gains (losses)	(32,732)	(5,600)
Impairment loss, net	(11)	28
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	40	12
Gains (losses)	26	85
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	500	670
Gains (losses)	(3,819)	3,221
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	494	1,085
Gains (losses)	(10,628)	(5,925)
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	1,172	2,554
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	6,755	6,742
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	500	670
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(11)	28
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(794)	(76)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(32,599)	(5,605)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(3,626)	3,187
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1,572	2,628
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(10,534)	(5,799)
AFS [Member]
Disclosure of Investment Income [line items]
Net Investment income	672	704
Investment income	706	654
Realized and unrealized gains (losses) on assets	(34)	50
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	738	576
Gains (losses)	(549)	(266)
Impairment loss, net		1
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	272	84
Gains (losses)	85	(22)
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	45	61
Gains (losses)	201	250
Impairment loss, net	(14)	(3)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	13	23
Impairment loss, net	(119)
AFS [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	1,010	661
AFS [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	45	61
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(133)	(2)
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(216)	(66)
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(76)	20
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	24	33
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	18	(3)
Other [Member]
Disclosure of Investment Income [line items]
Net Investment income	8,195	9,145
Investment income	8,051	7,609
Other [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	66	9
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,913	1,709
Gains (losses)	57	133
Provision, net	1	1
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	2,021	1,931
Gains (losses)	335	270
Impairment loss, net	(4)	45
Other [Member] | Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	385	366
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	138	77
Provision, net	(4)	(2)
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	452	453
Gains (losses)	(478)	677
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(24)	(35)
Gains (losses)	(9)	(14)
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	26	57
Oil and gas, timber, agriculture and other income	2,846	2,996
Gains (losses)	474	527
Impairment loss, net		(55)
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	4,525	4,114
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	3,298	3,449
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(7)	(11)
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	235	57
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	144	1,536
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	58	133
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	336	270
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(471)	696
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	230	451
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ (9)	$ (14)